CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities [abstract]
CONTINGENT LIABILITIES	NOTE 8 - CONTINGENT LIABILITIES
TORM is involved in certain legal proceedings and disputes. It is the Management’s opinion that the outcome of these proceedings and disputes will not have any material impact on TORM’s financial position, results of operations, and cash flows.